COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. $347,122 (RMB2,354,964) was frozen in a bank due to the pending lawsuits, which amount was included in restricted cash as of June 30, 2026.

Capital Investment Obligation

Zhangzhou Meijia Metal Product Co., Ltd

Meijia was incorporated under the laws of the People’s Republic of China with a total registered capital of RMB60.0 million ($8.8 million). As of June 30, 2025, RMB54.3 million ($8.0 million) capital contribution has been made. During the year ended June 30, 2026, the Company made additional capital contribution of RMB5,427,100 ($0.8 million) in Meijia.

Subsequent to June 30, 2026, the Company made the remaining additional capital contribution of RMB314,400 ($0.05 million) to Meijia in full.

Capital Expenditure Commitment

Our capital expenditures are incurred primarily in connection with the Company building new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall in prior years. The future minimum capital expenditure commitment on these projects was $320,396 as of June 30, 2026 (see Note 6).